Note Segment reporting (Geographic information) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018 [1]	Dec. 31, 2017 [1]	Dec. 31, 2016
Segment Reporting Information [Line Items]
Net Revenue	$ 2,387,371	$ 1,921,131	$ 1,719,991
PUERTO RICO
Segment Reporting Information [Line Items]
Net Revenue	1,953,671	1,527,758	1,361,663
UNITED STATES
Segment Reporting Information [Line Items]
Net Revenue	357,680	318,093	283,349
Other
Segment Reporting Information [Line Items]
Net Revenue	$ 76,020	$ 75,280	$ 74,979

[1]

Total revenues include net interest income , service charges on deposit accounts, other service fees, mortgage banking activities, net gain on sale of debt securities, net loss on trading account debt securities , other-than-temporary impairment losses on debt securities, net (loss) gain, including impairment on equity securities, net gain (loss) on sale of loans , including valuation adjustments on loans held-for-sale, adjustments (expense) to indemnity reserves on loans sold, FDIC loss share income (expense) and other operating income .